Schedule VI - Insurance Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule III - Supplementary Insurance Information
Deferred Acquisition Costs	$ 120.9	$ 84.7	$ 74.6
Loss and Loss Adjustment Expense Reserves	1,898.5	1,620.1	1,644.4
Unearned Insurance and Reinsurance Premiums	506.8	398.0	342.2
Net Earned Insurance and Reinsurance Premiums	1,035.3	890.1	847.0
Net premiums written	$ 1,090.2	$ 938.1	$ 847.6